Related party transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related party transactions
Summary of warrants offered

Name		Title	Number of 2018 warrants offered
Onno van de Stolpe		Chief Executive Officer; Executive director	100,000
Raj Parekh		Non-executive director; Chairman of the board	15,000
Werner Cautreels		Non-executive director	7,500
Harrold van Barlingen	(*)	Non-executive director	-
Howard Rowe		Non-executive director	7,500
Katrine Bosley		Non-executive director	7,500
Christine Mummery		Non-executive director	7,500
Mary Kerr		Non-executive director	7,500
Piet Wigerinck		Chief Scientific Officer	60,000
Bart Filius		Chief Operating Officer; Chief Financial Officer	80,000
Andre Hoekema		Chief Business Officer	50,000
Walid Abi-Saab		Chief Medical Officer	60,000

(*) Dr. Van Barlingen's mandate as director of Galapagos NV ended on April 24, 2018